Capital Instruments - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Level 2
Fair Value Of Capital Instruments [Line Items]
Financial liabilities, at fair value	$ 7,121	$ 7,575